Common Stock Subject to Possible Redemption (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Common Stock Subject To Possible Redemption
Gross proceeds	$ 276,000,000		$ 276,000,000
Proceeds allocated to public warrants			(12,834,000)
Common stock issuance cost			(15,660,526)
Accretion of carrying value to redemption value			32,634,526
Common Stock subject to possible redemption		283,195,443	$ 280,140,000
Accretion - increase in redemption value of common stock subject to redemption		$ 3,055,443